UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


 /s/ Neal J. Wilson             Arlington, VA                  5/23/2006
----------------------      ----------------------       ----------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $126,565(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE


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                                                     FORM 13F INFORMATION TABLE

                                                           VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------    -------    --- ---- ------- -------- ------- ------ ------
XL CAPITAL                     CL A             G98255105      737     11,500    SH        SOLE             11,500      0      0
SEAGATE TECHNOLOGY             SHS              G7945J104    1,843     70,000    SH        SOLE             70,000      0      0
AMERICAN EXPRESS CO            COM              025816109    6,043    115,000    SH        SOLE             115,000     0      0
AMERICAN INTL GROUP INC        COM              026874107    3,965     60,000    SH        SOLE             60,000      0      0
BANK OF AMERICA CORPORATION    COM              060505104    7,742    170,000    SH        SOLE             170,000     0      0
BANK NEW YORK INC              COM              064057102    3,604    100,000    SH        SOLE             100,000     0      0
BROADCOM CORP.                 CL A             111320107      755     17,500    SH        SOLE             17,500      0      0
CHESAPEAKE ENERGY CORP.        COM              165167107      707     22,500    SH        SOLE             22,500      0      0
CITIGROUP INC.                 COM              172967101    6,282    133,000    SH        SOLE             133,000     0      0
COMERICA INC                   COM              200340107    6,185    106,700    SH        SOLE             106,700     0      0
COMVERSE TECHNOLOGY INC.       COM PAR $0.10    205862402      235     10,000    SH        SOLE             10,000      0      0
CORNING INC                    COM              219350105      668     24,800    SH        SOLE             24,800      0      0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    2,966    175,000    SH        SOLE             175,000     0      0
E TRADE FINANCIAL CORP         COM              269246104    1,457     54,000    SH        SOLE             54,000      0      0
INTEL CORP                     COM              458140100    4,087    210,000    SH        SOLE             210,000     0      0
KOMAG INC.                     COM NEW          500453204      833     17,500    SH        SOLE             17,500      0      0
MASSEY ENERGY CO               COM              576206106    3,607    100,000    SH        SOLE             100,000     0      0
MOTOROLA INC.                  COM              620076109    2,291    100,000    SH        SOLE             100,000     0      0
NASDAQ STOCK MARKET INC.       COM              631103108    2,135     53,312    SH        SOLE             53,312      0      0
PNC FINL SVCS GROUP INC.       COM              693475105    6,058     90,000    SH        SOLE             90,000      0      0
PETROHAWK ENERGY CORP          COM              716495106    1,781    130,000    SH        SOLE             130,000     0      0
SCHWAB CHARLES CORP (NEW)      COM              808513105    4,616    268,190    SH        SOLE             268,190     0      0
SYMANTEC CORP                  COM              871503108    1,262     75,000    SH        SOLE             75,000      0      0
TEMPLE INLAND INC              COM              879868107    1,337     30,000    SH        SOLE             30,000      0      0
AAMES INVT CORP MD             COM              00253G108   11,071  1,949,200    SH        SOLE             1,949,200   0      0
AMCOMP INC                     COM              02342J101    1,325    138,186    SH        SOLE             138,186     0      0
CISCO SYS INC                  COM              17275R102    2,176    100,400    SH        SOLE             100,400     0      0
CONSOL ENERGY INC              COM              20854P109    1,772     23,900    SH        SOLE             23,900      0      0
ECC CAPITAL CORP               COM              26826M108    3,988  2,623,400    SH        SOLE             2,623,400   0      0
ENSCO INTL INC                 COM              26874Q100      494      9,600    SH        SOLE             9,600       0      0
ENCYSIVE PHARMACEUTICALS       COM              29256X107      440     90,000    SH        SOLE             90,000      0      0
GENESIS MICROCHIP INC DEL      COM              37184C103    2,948    173,000    SH        SOLE             173,000     0      0
JER INVT TR INC                COM              46614H301    1,105     66,500    SH        SOLE             66,500      0      0
JP MORGAN CHASE & CO           COM              46625H100    7,391    177,500    SH        SOLE             177,500     0      0
MELLON FINL CORP               COM              58551A108    1,068     30,000    SH        SOLE             30,000      0      0
MORTGAGEIT HLDGS INC           COM              61915Q108    3,740    345,291    SH        SOLE             345,291     0      0
ST PAUL TRAVELERS INC          COM              792860108    3,552     85,000    SH        SOLE             85,000      0      0
PRECISION DRILLING TR          TR UNIT          740215108    1,546     47,800    SH        SOLE             47,800      0      0
RINKER GROUP LTD               SPONSORED ADR    76687M101    2,323     33,000    SH        SOLE             33,000      0      0
SANDISK CORP                   COM              80004C101    1,726     30,000    SH        SOLE             30,000      0      0
WALTER INDS INC                COM              93317Q105    7,748    116,304    SH        SOLE             116,304     0      0
DIANA SHIPPING INC             COM              Y2066G104      645     53,228    SH        SOLE             53,228      0      0
SAIFUN SEMICONDUCTORS LTD      ORD SHS          M8233P102      311     10,000    SH        SOLE             10,000      0      0

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